Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,701,487	$ 1,938,689
Restricted cash	551,387	999,933
Accounts receivable trade, net	1,118,770	904,943
Accounts receivable, unbilled	142,603	101,435
Inventories	1,206,595	1,179,641
Value added tax recoverable	221,539	162,737
Advances to suppliers, net	124,440	193,818
Derivative assets	14,025	9,282
Project assets	394,376	280,793
Prepaid expenses and other current assets	436,635	283,600
Total current assets	5,917,077	6,095,453
Restricted cash	11,147	7,810
Property, plant and equipment, net	3,174,643	3,088,442
Solar power and battery energy storage systems, net	1,976,939	951,513
Deferred tax assets, net	473,500	263,458
Advances to suppliers, net	118,124	132,218
Investments in affiliates	232,980	236,928
Intangible assets, net	31,026	19,727
Project assets	889,886	576,793
Right-of-use assets	378,548	237,007
Amounts due from related parties	75,215	32,313
Other non-current assets	232,465	254,098
Total Assets	13,511,550	11,895,760
Current liabilities:
Short-term borrowings	1,873,306	1,805,198
Convertible notes	228,917
Accounts payable	1,062,874	813,677
Short-term notes payable	637,512	878,285
Other payables	984,023	1,359,679
Advances from customers	204,826	392,308
Derivative liabilities	13,738	6,702
Operating lease liabilities	21,327	20,204
Total current liabilities	5,418,910	5,864,391
Long-term borrowings	2,731,543	1,265,965
Green bonds and convertible notes	146,542	389,033
Liability for uncertain tax positions	5,770	5,701
Deferred tax liabilities	204,832	82,828
Operating lease liabilities	271,849	116,846
Other non-current liabilities	582,301	465,752
Total Liabilities	9,361,747	8,190,516
Redeemable non-controlling interests	247,834
Equity:
Common shares: no par value, unlimited authorized, 66,158,741 and 66,954,634 outstanding, respectively	835,543	835,543
Additional paid-in capital	590,578	292,737
Retained earnings	1,585,758	1,549,707
Accumulated other comprehensive loss	(196,379)	(118,744)
Total Canadian Solar Inc. shareholders' equity	2,815,500	2,559,243
Non-controlling interests	1,086,469	1,146,001
Total Equity	3,901,969	3,705,244
Total Liabilities, Redeemable Interests and Equity	13,511,550	11,895,760
Related party
Current assets:
Amounts due from related parties	5,220	40,582
Current liabilities:
Other current liabilities	3,927	511
Non-related party
Current liabilities:
Other current liabilities	$ 388,460	$ 587,827